Acquisition of MPC Capital (Details) € / shares in Units, € in Millions				12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 16, 2024 USD ($) shares	Dec. 16, 2024 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 16, 2024 € / shares
Acquisition of MPC Capital [Abstract]
Acquisition related costs				$ 7,017,535	$ 0	$ 0
Assets Acquired [Abstract]
Goodwill	$ 17,932,243			17,932,243	0
Goodwill [Roll Forward]
Beginning balance				0
Ending balance	$ 17,932,243			17,932,243	0
Credit loss expenses				$ 4,823	0	$ 0
Brands [Member]
Liabilities Assumed [Abstract]
Estimated useful life	13 years			13 years
Customer Relationship [Member]
Liabilities Assumed [Abstract]
Estimated useful life	25 years			25 years
Favorable Contracts [Member]
Liabilities Assumed [Abstract]
Estimated useful life	5 years			5 years
MPC Capital [Member]
Acquisition of MPC Capital [Abstract]
Number of shares of common stock acquired (in shares) | shares		26,116,378	26,116,378
Percentage of shares acquired		74.09%
Cash price per share (in euros per share) | € / shares							€ 7
Aggregate consideration excluding transaction related costs		$ 191,977,316	€ 182.8
Acquisition related costs		7,017,535
Assets Acquired [Abstract]
Cash and cash equivalents		28,026,596
Account receivable trade, net		3,365,268
Due from related parties		9,779,850
Prepaid expenses and other assets		912,152
Income tax receivable		11,941,846
Assets held for sale		35,246,768
Derivative Assets		1,297,985
Property and equipment, net		2,075,104
Operating lease right-of-use assets		7,882,948
Intangible assets, net		19,574,760
Goodwill		18,079,618
Equity method investments		50,920,542
Equity method investments measured at fair value		113,694,883
Equity investments		5,228,041
Prepaid expenses and other assets		205,824
Deferred tax assets		1,841,537
Total assets acquired		310,073,722
Liabilities Assumed [Abstract]
Current portion of long-term debt, net		1,061,812
Accounts payable		616,988
Accrued liabilities		15,123,454
Due to related parties		203,177
Liabilities directly associated with assets held for sale		18,065,703
Derivative liabilities		1,520,984
Income tax payable		7,062,263
Operating lease liabilities		1,064,277
Long-term debt, net		2,625,300
Accrued liabilities		167,522
Operating lease liabilities		6,818,672
Deferred tax liabilities		8,142,701
Total liabilities assumed		62,472,853
Noncontrolling interests		55,623,553
Assets acquired less liabilities assumed and noncontrolling interests		191,977,316
Fair value of non-controlling shareholders		1,000,000
Goodwill [Roll Forward]
Beginning balance	$ 18,079,618
Ending balance		18,079,618
Provision for doubtful accounts on trade receivables	449,556			$ 449,556
Provision for doubtful accounts on trade receivables due from related parties	8,984,028			8,984,028
Credit loss expenses				0
Actual and Pro Forma Information [Abstract]
Actual revenue from services	1,174,376
Actual net income	2,473,733
Pro forma revenue from services				33,271,100	29,369,293
Pro forma net income				72,013,106	11,389,624
Impairment of goodwill				0
MPC Capital [Member] | Asset Management Segment [Member]
Assets Acquired [Abstract]
Goodwill	17,932,243			17,932,243	0
Goodwill [Roll Forward]
Beginning balance				0
Goodwill acquired during year				18,079,618
Net exchange differences during year				(147,375)
Ending balance	$ 17,932,243			$ 17,932,243	$ 0
MPC Capital [Member] | Brands [Member]
Liabilities Assumed [Abstract]
Estimated useful life	13 years			13 years
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets	6.50%			6.50%
MPC Capital [Member] | Customer Relationship [Member]
Liabilities Assumed [Abstract]
Estimated useful life	25 years			25 years
MPC Capital [Member] | Order Backlog [Member]
Liabilities Assumed [Abstract]
Estimated useful life	6 years			6 years
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets	6.60%			6.60%
MPC Capital [Member] | Favorable Contracts [Member]
Liabilities Assumed [Abstract]
Estimated useful life	5 years			5 years
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets	6.50%			6.50%
MPC Capital [Member] | Non-contractual Customer Relationships [Member]
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets	6.60%			6.60%
MPC Capital [Member] | Level 1 [Member]
Liabilities Assumed [Abstract]
Noncontrolling interests		$ 54,700,000